Label	Element	Value
BBH Partner Fund - International Equity
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BBH PARTNER FUND—INTERNATIONAL EQUITY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Partner Fund – International Equity (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States. The Investment Adviser defines developed markets as those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. The Investment Adviser defines an emerging market as a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund may purchase these equity securities directly or in the form of sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) representing securities of companies based outside of the United States, national security exchanges or over-the-counter markets. The Fund will primarily invest in equity securities of companies with large market capitalizations.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-advisers, Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management, LLP ((“Trinity Street”) each a (“Sub-adviser”) and collectively with Select Equity Group (the “Sub-Advisers”)). Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-advisers and evaluates their respective performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-advisers. The Sub-advisers are primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.

Select Equity Group’s Investment Process: Select Equity Group will focus on identifying attractive non-U.S. publicly traded businesses with large market capitalizations and will invest opportunistically in these businesses when it believes that good long-term returns can be achieved. Select Equity Group defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. As part of the Fund’s investment process, Select Equity Group may consider environmental, social and governance (“ESG”) factors for the majority of equity investments in the portfolio. ESG factors include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs. They are, in the view of Select Equity Group, both well positioned for long term growth and resilient in difficult economic environments. Select Equity Group employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.

Trinity Street’s Investment Process: Trinity Street believes in an unconstrained, approach to investing that is not linked to components of any benchmark against which the performance of the portfolio is measured, and Trinity Street intends to invest in a focused portfolio of non-U.S. common stocks of publicly traded companies, with the potential to invest in preferred stocks on a limited basis. Trinity Street intends to select securities based on identifying important positive factors that affect a company’s earnings and cash flow prospects, which it believes to be under- recognized by the market. These factors will be identified through fundamental research and valuation methodologies.

Trinity Street’s portfolio of investment positions will mainly consist of large-capitalization companies at the time of the initial purchase. Emerging markets are expected, from time to time, to be represented in the portion of the Fund managed by Trinity Street. Trinity Street has incorporated and integrated ESG considerations into its investment process. However, ESG does not drive the investment process at Trinity Street, and is only one factor that is considered when investing, holding, and divesting.

The Sub-advisers may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund may, from time to time, invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States. The Investment Adviser defines The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk [Text Block]	rr_RiskTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States, including ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-advisers to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-advisers may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the Investment Company Act of 1940 (“1940 Act”), the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions made by BBH&Co., whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class I Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	22.07% in 2ndquarter of 2020
Lowest Performing Quarter:	(17.93)% in 1stquarter of 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH Partner Fund - International Equity | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

BBH Partner Fund - International Equity | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

BBH Partner Fund - International Equity | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk: Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH Partner Fund - International Equity | Non-U.S. Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States, including ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments.

BBH Partner Fund - International Equity | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-advisers to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-advisers may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

BBH Partner Fund - International Equity | Currency Exchange Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

BBH Partner Fund - International Equity | Large Cap Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Company Risk: Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
BBH Partner Fund - International Equity | Limited Portfolio Holdings Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the Investment Company Act of 1940 (“1940 Act”), the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

BBH Partner Fund - International Equity | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

BBH Partner Fund - International Equity | Capital Controls Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

BBH Partner Fund - International Equity | Large Shareholder Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions made by BBH&Co., whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

BBH Partner Fund - International Equity | MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
BBH Partner Fund - International Equity | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	350
10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2013	rr_AnnualReturn2013	17.29%
Annual Return 2014	rr_AnnualReturn2014	(3.08%)
Annual Return 2015	rr_AnnualReturn2015	(1.33%)
Annual Return 2016	rr_AnnualReturn2016	2.66%
Annual Return 2017	rr_AnnualReturn2017	20.47%
Annual Return 2018	rr_AnnualReturn2018	(9.56%)
Annual Return 2019	rr_AnnualReturn2019	30.00%
Annual Return 2020	rr_AnnualReturn2020	24.04%
Annual Return 2021	rr_AnnualReturn2021	1.68%
Annual Return 2022	rr_AnnualReturn2022	(24.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.93%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.21%)
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	4.54%
BBH Partner Fund - International Equity | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(24.22%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	3.53%
BBH Partner Fund - International Equity | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(14.19%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.59%